8. Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes
8. Subsequent Events

8. Subsequent Events

As of January 20, 2016 the full minimum subscription proceeds of $500,000 were received. Upon reaching the minimum the company is obligated to implement a reverse split of the issued and outstanding shares of common stock on a 1 for 30 basis and execute a name change to KinerjaPay Corp. These corporate actions will not become effective until the Corporation receives approval from FINRA.